Consolidated Statements of Comprehensive Loss ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2024 CNY (¥) ¥ / shares shares	Dec. 31, 2023 CNY (¥) ¥ / shares shares	Dec. 31, 2022 CNY (¥) ¥ / shares shares
Net revenues	$ 139,998	¥ 1,021,892	¥ 745,557	¥ 1,083,045
Cost of revenues	(76,626)	(559,320)	(415,568)	(548,043)
Cost of revenues-related parties	(141)	(1,031)	(345)	(14,564)
Gross profit	63,231	461,541	329,644	520,438
Operating expenses:
Research and development expenses	(9,735)	(71,058)	(106,592)	(184,604)
Sales and marketing expenses	(32,649)	(238,313)	(188,511)	(552,771)
Sales and marketing expenses-related parties			(189)	(7,945)
General and administrative expenses	(18,101)	(132,126)	(55,853)	(155,445)
Total operating expenses	(60,485)	(441,497)	(351,145)	(900,765)
Other operating income	1,839	13,423	19,607	61,829
(Loss) income from operations	4,585	33,467	(1,894)	(318,498)
Interest income	16	120	118	1,370
Interest expense	(27,685)	(202,083)	(185,794)	(468,612)
Investment gains/(loss) including impairment	103	(323)	(102)	(903)
Investment gains/(loss) including impairment	(44)	750	2,700	(45,877)
Other income/(expenses), net	(48)	(349)	(2,367)	(81,879)
Loss before income taxes	(23,073)	(168,417)	(187,339)	(914,399)
Income tax benefit	122	888	2,026	1,048
Equity in loss of affiliate companies				(1,416)
Net loss attributable to Qutoutiao Inc.	(22,951)	(167,530)	(185,313)	(914,767)
Accretion to redemption value of convertible redeemable preferred shares of a subsidiary	(22,203)	(162,076)	(143,976)	(124,677)
Net loss attributable to Qutoutiao Inc.' s ordinary shareholders	(45,155)	(329,606)	(329,289)	(1,039,444)
Net loss	(22,951)	(167,530)	(185,313)	(914,767)
Other comprehensive loss
Foreign currency translation adjustment, net of nil tax	(7,516)	(54,865)	(54,668)	(231,844)
Total comprehensive loss attributable to Qutoutiao Inc.	$ (30,467)	¥ (222,395)	¥ (239,981)	¥ (1,146,611)
Net loss per share attributable to Qutoutiao Inc.’s ordinary shareholders
Net loss per share, basic | (per share)	$ (0.59)	¥ (4.30)	¥ (4.30)	¥ (13.56)
Net loss per share, diluted | (per share)	$ (0.59)	¥ (4.30)	¥ (4.30)	¥ (13.56)
Weighted average number of ordinary shares used in per share calculation:
Weighted average number of ordinary shares , basic	76,631,037	76,631,037	76,631,037	76,629,816
Weighted average number of ordinary shares , diluted	76,631,037	76,631,037	76,631,037	76,629,816
Advertising and Marketing [Member]
Net revenues	$ 133,291	¥ 972,933	¥ 569,552	¥ 836,926
Advertising and Marketing Revenue - Related Parties [Member]
Net revenues			17	2,451
Other Revenue Member]
Net revenues	$ 6,707	¥ 48,959	¥ 175,988	¥ 243,668